Risk management_Credit risk exposure by geographical areas (Details) $ in Thousands		Dec. 31, 2020 KRW (₩)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Categories of financial assets
Loans and other financial assets at amortized cost		₩ 320,106,078,000,000	[1]	$ 294,729,839	₩ 293,717,693,000,000	[1]
Securities at amortized cost		17,020,839,000,000		15,671,521	20,320,539,000,000
Financial assets at FVTPL	[2]	10,513,926,000,000			5,499,362,000,000
Financial assets at FVTOCI	[3]	28,948,141,000,000			26,795,161,000,000
Derivative assets (Designated for hedging)		174,820,000,000		$ 160,962	121,131,000,000
Off balance sheet item
Off-balance accounts		123,898,136,000,000			116,270,591,000,000
Total		500,661,940,000,000			462,724,477,000,000
Korea
Categories of financial assets
Loans and other financial assets at amortized cost		296,186,751,000,000			268,316,454,000,000
Securities at amortized cost		16,749,531,000,000			20,104,604,000,000
Financial assets at FVTPL		6,954,630,000,000			5,488,229,000,000
Financial assets at FVTOCI		25,966,333,000,000			24,553,655,000,000
Derivative assets (Designated for hedging)		0			121,131,000,000
Off balance sheet item
Off-balance accounts		119,699,069,000,000			112,602,603,000,000
Total		465,556,314,000,000			431,186,676,000,000
China
Categories of financial assets
Loans and other financial assets at amortized cost		4,356,747,000,000			5,108,144,000,000
Securities at amortized cost		0			0
Financial assets at FVTPL		13,403,000,000			10,409,000,000
Financial assets at FVTOCI		608,893,000,000			332,319,000,000
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		1,393,734,000,000			1,211,857,000,000
Total		6,372,777,000,000			6,662,729,000,000
USA
Categories of financial assets
Loans and other financial assets at amortized cost		3,988,304,000,000			5,077,666,000,000
Securities at amortized cost		110,597,000,000			66,747,000,000
Financial assets at FVTPL		1,083,096,000,000			0
Financial assets at FVTOCI		1,092,636,000,000			144,601,000,000
Derivative assets (Designated for hedging)		165,458,000,000			0
Off balance sheet item
Off-balance accounts		399,678,000,000			387,795,000,000
Total		6,839,769,000,000			5,676,809,000,000
UK
Categories of financial assets
Loans and other financial assets at amortized cost		1,990,490,000,000			1,844,374,000,000
Securities at amortized cost		0			0
Financial assets at FVTPL		493,285,000,000			0
Financial assets at FVTOCI		5,000,000			102,311,000,000
Derivative assets (Designated for hedging)		3,740,000,000			0
Off balance sheet item
Off-balance accounts		38,389,000,000			78,850,000,000
Total		2,525,909,000,000			2,025,535,000,000
Japan
Categories of financial assets
Loans and other financial assets at amortized cost		1,404,670,000,000			1,172,209,000,000
Securities at amortized cost		0			0
Financial assets at FVTPL		480,760,000,000			724,000,000
Financial assets at FVTOCI		5,460,000,000			2,000,000
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		41,378,000,000			46,662,000,000
Total		1,932,268,000,000			1,219,597,000,000
Others
Categories of financial assets
Loans and other financial assets at amortized cost	[4]	12,179,116,000,000			12,198,846,000,000
Securities at amortized cost	[4]	160,711,000,000			149,188,000,000
Financial assets at FVTPL	[4]	1,488,752,000,000			0
Financial assets at FVTOCI	[4]	1,274,814,000,000			1,662,273,000,000
Derivative assets (Designated for hedging)	[4]	5,622,000,000			0
Off balance sheet item
Off-balance accounts	[4]	2,325,888,000,000			1,942,824,000,000
Total	[4]	₩ 17,434,903,000,000			₩ 15,953,131,000,000

[1]	Cash and cash equivalents are not included.
[2]	Puttable financial instruments are not included.
[3]	Financial assets at FVTOCI has been disclosed as the amount before deducting allowance for credit losses because allowance for credit losses does not reduce the carrying amount.
[4]	Others consist of financial assets in Indonesia, Hong Kong, Germany, Australia, and other countries.